Personnel Figures	12 Months Ended
Dec. 31, 2017
Number And Average Number Of Employees [Abstract]
Personnel Figures

34.PERSONNEL FIGURES

The Group personnel, including that of subsidiaries and jointly-controlled companies in the five Latin American countries where the Group is present, is distributed as follows as of December 31, 2017 and 2016:

	As of and for the year ended 12-31-2017
Country	Managers and Main Executives	Professionals and Technicians	Workers and Others	Total	Average for the Year
Chile	24	772	27	823	842
Argentina	-	23	2	25	25
Total	24	795	29	848	867

	As of and for the year ended 12-31-2016
Country	Managers and Main Executives	Professionals and Technicians	Workers and Others	Total	Average for the Year
Chile	25	798	34	857	910
Argentina	-	26	-	26	27
Total	25	824	34	883	937

It is important to note that the Group’ operations outside of Chile, beginning on March 1, 2016, are part of the new company named Endesa Américas S.A. (See Notes 3.j and 4.2 and Appendix 2).